Schedule of Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total operating loss	$ 7,492	$ 17,651	$ 32,881
Income tax
Net loss	6,912	$ 17,866	$ 32,467
Onkai Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total operating loss	1,551
Financial income, net	23
Income tax	16
Net loss	$ 1,544